Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended
	Oct. 27, 2012	May 03, 2014 Segment Store State	Apr. 27, 2013		Apr. 28, 2012	May 03, 2014 Fixtures and Equipment	May 03, 2014 Goodwill and Unamortizable Intangible Assets	May 03, 2014 Other Long Lived Assets	Apr. 27, 2013 Nook	May 03, 2014 Nook	May 03, 2014 Nook Minimum	May 03, 2014 Nook Maximum	May 03, 2014 Annual Fee	May 03, 2014 B&N College Store	Apr. 27, 2013 B&N College	Apr. 28, 2012 B&N College	May 03, 2014 B&N College Co-branded Store	May 03, 2014 B&N Retail Store	Apr. 27, 2013 B&N Retail	Apr. 28, 2012 B&N Retail
Summary Of Significant Accounting Policies [Line Items]
Number of stores		1,361												700			155	661
Number of states the company operated		50
Number of operating segments		3
Short-term, highly liquid instruments purchased with an original maturity Period		3 months
LIFO inventory adjustments		$ 7,692,000	$ (2,200,000)
Estimated useful lives						10 years
Property and equipment, net of accumulated depreciation		490,713,000	584,909,000
Amortizable intangible assets, net of amortization		215,442,000	233,195,000
Assets accounted as a percentage of Company's total assets							22.80%	20.00%
Impairment losses on other long lived assets	1,973,000	32,390,000	4,168,000		11,747,000
Capitalized software costs		68,107,000	61,008,000
Goodwill		493,189,000	495,496,000		519,685,000									274,070,000	274,070,000	274,070,000		219,119,000	221,426,000	225,336,000
Unamortizable intangible assets		313,134,000	314,736,000
Impairment losses on unamortizable intangible assets		1,602,000	0		0
Non-cash goodwill impairment charge			18,332,000	[1]					18,332,000
Goodwill write off	1,947,000
Intangible write off	26,000
Deferred financing fees		10,897,000	16,346,000
Amortization of deferred financing fees		5,957,000	5,470,000		5,381,000
Estimated life of NOOK, years		2 years
Recognized over										2 years
Average percent, NOOK's sales price											2.00%	7.00%
Deferred revenue									15,331,000	9,934,000
Non-refundable, after first 30 days, annual fee													25
Advertising costs		61,527,000	110,878,000		116,388,000
Costs associated with store closings		929,000	5,006,000		551,000
Gift card breakage		23,221,000	23,929,000		29,284,000
Gift card liabilities		$ 356,700,000	$ 341,036,000

[1]	During the fourth quarter of 2013, the Company determined that goodwill impairment indicators arose in its NOOK reporting unit as recurring losses have led to revisions in its strategic plans. As a result, during the fourth quarter of fiscal 2013, the Company recorded a non-cash goodwill impairment charge of $18,332 in selling and administrative expenses, which represented all the goodwill in the NOOK reporting unit.